Inventories	3 Months Ended
Aug. 29, 2015
Inventories [Abstract]
Inventories	3. Inventories Inventories consisted of the following (in thousands):

	August 29, 2015	May 30, 2015
Flocks	$89,206	$87,280
Eggs	16,638	15,507
Feed and supplies	42,747	43,473
	$148,591	$146,260